Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related party transactions [Line Items]
Gain on disposal	$ 1,962	$ 0	$ 0
Manufactured products
Related party transactions [Line Items]
Sales to related parties	3,663	3,806	4,144
Purchases from related parties	46,953	45,925	36,327
Distributed products
Related party transactions [Line Items]
Purchases from related parties	7,484	4,056	23,458
Discontinued operation
Related party transactions [Line Items]
Gain on disposal	(1,962)
Sales to related parties	400	4
Purchases from related parties	$ 417	$ 54